SUBSEQUENT EVENTS	3 Months Ended
Mar. 31, 2026
Subsequent Events [Abstract]
SUBSEQUENT EVENTS	SUBSEQUENT EVENTS
Management has evaluated subsequent events through May 15, 2026, which is the date the financial statements were issued. There were no other subsequent events that require recognition or disclosure in financial statements.
SUBSEQUENT EVENTS
Management has evaluated subsequent events through April 10, 2026, which is the date the financial statements were issued. There were no other subsequent events that require recognition or disclosure in financial statements.